AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 67.99%
ASSET-BACKED SECURITIES — 8.44%**
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.49%	07/25/56	[1,2]	$16,887	$16,534
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR (Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
3.19%	07/25/29	[1,2,3]	35,000	35,018
Atrium XII, Series 12A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.83%)
2.78%	04/22/27	[1,2,3]	90,000	89,874
BA Credit Card Trust, Series 2018-A2, Class A2
3.00%	09/15/23		140,000	142,145
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
3.02%	04/15/27	[1,2,3]	58,420	58,452
Barings CLO Ltd., Series 2013-IA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	01/20/28	[1,2,3]	75,000	74,963
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.92%	07/20/29	[1,2,3]	85,000	84,884
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.35%	01/25/35	[1,2]	12,385	12,331
BlueMountain CLO Ltd., Series 2013-2A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.18%)
3.13%	10/22/30	[1,2,3]	50,000	50,000
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
3.11%	02/25/35	[1]	215,000	214,679
Chase Issuance Trust, Series 2012-A7, Class A7
2.16%	09/15/24		135,000	135,985
Chase Issuance Trust, Series 2015-A4, Class A4
1.84%	04/15/22		140,000	139,981
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5
2.68%	06/07/23		15,000	15,179
Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1
2.49%	01/20/23		230,000	231,617

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.90%	04/15/29	[1,2,3]	$50,000	$49,973
Educational Funding of the South, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
2.59%	04/25/35	[1]	3,314	3,284
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.84%	03/25/36	[1]	34,775	34,879
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.96%	05/25/34	[1,2]	179,133	179,212
LCM XIII LP, Series 2013A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
3.11%	07/19/27	[1,2,3]	80,000	79,913
Magnetite XXI Ltd., Series 2019-21A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 1.28%)
3.25%	04/20/30	[1,2,3]	85,000	85,072
Navient Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.30%	06/25/31	[1]	113,517	111,436
Navient Student Loan Trust, Series 2016-7A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.95%	03/25/66	[1,2]	81,074	80,915
Navient Student Loan Trust, Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
2.84%	12/27/66	[1,2]	75,497	75,134
Navient Student Loan Trust, Series 2017-4A, Class A2
(LIBOR USD 1-Month plus 0.50%)
2.29%	09/27/66	[1,2]	100,000	99,884
Nelnet Student Loan Trust, Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.58%)
2.37%	06/25/41	[1,2]	18,263	17,851
North Carolina State Education Authority, Series 2011-1, Class A3
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/25/41	[1]	11,729	11,633
Northstar Education Finance, Inc., Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
2.69%	01/29/46	[1]	8,232	8,132

December 2019 / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
2.94%	09/25/65	[1,2]	$83,464	$83,405
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/28/43	[1,2]	3,800	3,754
SLM Student Loan Trust, Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
2.36%	12/15/27	[1,2]	53,935	53,976
SLM Student Loan Trust, Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
2.44%	12/15/25	[1,2]	55,400	55,176
SLM Student Loan Trust, Series 2004-1, Class A4
(LIBOR USD 3-Month plus 0.26%)
2.20%	10/27/25	[1]	70,613	70,206
SLM Student Loan Trust, Series 2005-4, Class A3
(LIBOR USD 3-Month plus 0.12%)
2.06%	01/25/27	[1]	93,877	93,144
SLM Student Loan Trust, Series 2005-5, Class A4
(LIBOR USD 3-Month plus 0.14%)
2.08%	10/25/28	[1]	176,532	175,302
SLM Student Loan Trust, Series 2005-8, Class A4
(LIBOR USD 3-Month plus 0.55%)
2.49%	01/25/28	[1]	39,211	39,242
SLM Student Loan Trust, Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
2.32%	10/25/24	[1]	33,712	33,738
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.64%	07/25/23	[1]	136,354	137,346
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.04%	07/25/23	[1]	179,151	178,082
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[1]	51,052	51,221
SLM Student Loan Trust, Series 2011-1, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	03/25/26	[1]	15,872	15,877

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2011-2, Class A1
(LIBOR USD 1-Month plus 0.60%)
2.39%	11/25/27	[1]	$5,905	$5,914
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.74%	09/25/28	[1]	172,862	169,920
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.49%	01/25/29	[1]	99,735	98,002
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.34%	06/25/43	[1]	7,219	7,118
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.22%	07/17/28	[1,2,3]	35,000	35,012
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.66%	07/25/26	[1,2,3]	24,635	24,642

Total Asset-Backed Securities (Cost $3,473,472)				3,470,037

CORPORATES — 30.42%*
Banking — 5.80%
Bank of America Corp.
2.74%	01/23/22	[4]	325,000	327,420
3.00%	12/20/23	[4]	91,000	93,169
Bank of America Corp. (GMTN)
2.37%	07/21/21	[4]	200,000	200,450
JPMorgan Chase & Co.
3.21%	04/01/23	[4]	200,000	204,856
(LIBOR USD 3-Month plus 0.68%)
2.59%	06/01/21	[1]	75,000	75,139
JPMorgan Chase Bank N.A. (BKNT)
(LIBOR USD 3-Month plus 0.29%)
2.20%	02/01/21	[1]	250,000	250,056
Lloyds Bank PLC (United Kingdom) (MTN)
5.80%	01/13/20	[2,3]	75,000	75,078
Lloyds Banking Group PLC (United Kingdom)
2.91%	11/07/23	[3,4]	105,000	106,622
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	75,000	75,808
3.13%	01/08/21	[3]	125,000	126,249
U.S. Bank N.A. (BKNT)
3.05%	07/24/20		250,000	251,303

2 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co., Series N (MTN)
2.15%	01/30/20		$100,000	$100,016
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	250,000	250,381
2.40%	01/15/20		250,000	250,038

				2,386,585

Communications — 1.59%
AT&T, Inc.
(LIBOR USD 3-Month plus 1.18%)
3.07%	06/12/24	[1]	175,000	178,376
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%	06/01/29	[2]	14,000	15,006
Comcast Corp.
3.45%	10/01/21		60,000	61,779
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	10/15/24	[2,3]	20,000	18,213
9.75%	07/15/25	[2,3]	61,000	56,552
Level 3 Financing, Inc.
4.63%	09/15/27	[2]	8,000	8,205
5.38%	05/01/25		12,000	12,495
Sprint Communications, Inc.
7.00%	03/01/20	[2]	16,000	16,104
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[2]	159,688	161,308
Vodafone Group PLC (United Kingdom)
(LIBOR USD 3-Month plus 0.99%)
2.99%	01/16/24	[1,3]	125,000	126,632

				654,670

Consumer Discretionary — 0.53%
BAT Capital Corp.
2.76%	08/15/22		165,000	167,485
Constellation Brands, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.61%	11/15/21	[1]	50,000	50,009

				217,494

Electric — 1.68%
Dominion Energy, Inc., Series B
2.75%	09/15/22		150,000	152,366
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	100,000	102,643
Evergy, Inc.
4.85%	06/01/21		100,000	103,172
NextEra Energy Capital Holdings, Inc.
2.40%	09/01/21		30,000	30,229
(LIBOR USD 3-Month plus 0.48%)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
2.38%	05/04/21	[1]	$55,000	$55,089
(LIBOR USD 3-Month plus 0.55%)
2.46%	08/28/21	[1]	40,000	40,007
PNM Resources, Inc.
3.25%	03/09/21		100,000	101,195
Puget Energy, Inc.
6.50%	12/15/20		100,000	104,022

				688,723

Energy — 0.81%
Antero Resources Corp.
5.00%	03/01/25		28,000	21,070
5.13%	12/01/22		11,000	9,875
5.63%	06/01/23		15,000	12,089
Energy Transfer Operating LP
5.50%	06/01/27		12,000	13,511
NGPL Pipe Co. LLC
4.38%	08/15/22	[2]	100,000	103,931
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	120,000	121,477
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[2]	4,000	4,447
Transocean Phoenix 2 Ltd. (Cayman Islands)
7.75%	10/15/24	[2,3]	14,700	15,625
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[2,3]	5,340	5,487
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[2,3]	18,000	19,122
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,3]	2,800	2,892
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	09/01/27		5,000	5,217

				334,743

Finance — 7.60%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.45%	12/16/21	[3]	150,000	156,392
Air Lease Corp.
2.25%	01/15/23		75,000	75,125
3.50%	01/15/22		65,000	66,821
BMW U.S. Capital LLC
(LIBOR USD 3-Month plus 0.38%)
2.28%	04/06/20	[1,2]	60,000	60,043
Citibank N.A. (BKNT)
3.40%	07/23/21		100,000	102,172

December 2019 / 3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Citigroup, Inc.
2.40%	02/18/20		$40,000	$40,018
2.88%	07/24/23	[4]	225,000	228,974
(LIBOR USD 3-Month plus 0.95%)
2.89%	07/24/23	[1]	30,000	30,271
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[1,2]	150,000	151,204
Ford Motor Credit Co. LLC
2.46%	03/27/20		50,000	50,019
3.20%	01/15/21		160,000	160,870
3.81%	10/12/21		35,000	35,658
5.75%	02/01/21		75,000	77,372
5.88%	08/02/21		80,000	83,775
8.13%	01/15/20		50,000	50,103
(LIBOR USD 3-Month plus 0.79%)
2.68%	06/12/20	[1]	15,000	15,010
(LIBOR USD 3-Month plus 0.81%)
2.71%	04/05/21	[1]	45,000	44,827
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	420,000	419,727
General Motors Financial Co., Inc.
4.20%	11/06/21		50,000	51,805
4.38%	09/25/21		125,000	129,556
Goldman Sachs Group, Inc. (The)
2.88%	10/31/22	[4]	170,000	172,349
Goldman Sachs Group, Inc. (The) (MTN)
(LIBOR USD 3-Month plus 1.60%)
3.51%	11/29/23	[1]	75,000	77,785
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.88%	07/22/22	[1]	200,000	201,933
Morgan Stanley (GMTN)
5.50%	01/26/20		150,000	150,321
5.50%	07/24/20		100,000	102,029
(LIBOR USD 3-Month plus 0.55%)
2.45%	02/10/21	[1]	50,000	50,025
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[2,3,4]	75,000	77,184
4.36%	08/01/24	[2,3,4]	75,000	79,610
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[2,3]	175,000	184,226

				3,125,204

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food — 0.82%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[1]	$50,000	$50,018
Conagra Brands, Inc.
(LIBOR USD 3-Month plus 0.50%)
2.38%	10/09/20	[1]	60,000	60,097
Kraft Heinz Foods Co.
4.00%	06/15/23		150,000	157,998
Post Holdings, Inc.
5.50%	12/15/29	[2]	18,000	19,227
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
2.34%	08/21/20	[1]	50,000	50,120

				337,460

Gaming — 0.04%
Churchill Downs, Inc.
4.75%	01/15/28	[2]	10,000	10,343
5.50%	04/01/27	[2]	7,000	7,429

				17,772

Health Care — 3.65%
AbbVie, Inc.
3.75%	11/14/23		125,000	131,657
Allergan Funding SCS (Luxembourg)
3.45%	03/15/22	[3]	50,000	51,163
Allergan Sales LLC
5.00%	12/15/21	[2]	40,000	41,848
Anthem, Inc.
3.70%	08/15/21		175,000	179,121
Bausch Health Americas, Inc.
9.25%	04/01/26	[2]	5,000	5,749
Bausch Health Cos., Inc. (Canada)
5.75%	08/15/27	[2,3]	10,000	10,869
7.00%	03/15/24	[2,3]	95,000	98,998
Bayer U.S. Finance II LLC
2.20%	07/15/22	[2]	150,000	149,269
2.75%	07/15/21	[2]	90,000	90,570
Becton Dickinson and Co.
3.25%	11/12/20		100,000	100,970
Bristol-Myers Squibb Co.
(LIBOR USD 3-Month plus 0.20%)
2.10%	11/16/20	[1,2]	150,000	150,108
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[2]	4,000	4,154
8.63%	01/15/24	[2]	3,000	3,187
Cigna Corp., Series WI
(LIBOR USD 3-Month plus 0.65%)
2.55%	09/17/21	[1]	100,000	100,006

4 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
CVS Health Corp.
4.00%	12/05/23		$125,000	$132,403
(LIBOR USD 3-Month plus 0.72%)
2.61%	03/09/21	[1]	32,000	32,204
Encompass Health Corp.
4.75%	02/01/30		20,000	20,787
Fresenius Medical Care U.S. Finance II, Inc.
5.88%	01/31/22	[2]	100,000	107,042
HCA, Inc.
5.00%	03/15/24		5,000	5,471
5.88%	02/01/29		7,000	8,103
Hologic, Inc.
4.63%	02/01/28	[2]	2,000	2,125
Tenet Healthcare Corp.
4.63%	07/15/24		10,000	10,258
5.13%	11/01/27	[2]	13,000	13,748
WellCare Health Plans, Inc.
5.38%	08/15/26	[2]	10,000	10,669
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
2.65%	03/19/21	[1]	40,000	40,004

				1,500,483

Industrials — 1.35%
BAE Systems Holdings, Inc.
2.85%	12/15/20	[2]	100,000	100,694
Bemis Co., Inc.
4.50%	10/15/21	[2]	130,000	133,996
Berry Global, Inc.
4.88%	07/15/26	[2]	6,000	6,339
General Electric Co. (GMTN)
5.50%	01/08/20		50,000	50,021
General Electric Co. (MTN)
5.55%	05/04/20		45,000	45,453
(LIBOR USD 3-Month plus 0.38%)
2.27%	05/05/26	[1]	30,000	29,011
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[1]	75,000	59,216
General Electric Co., Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
3.00%	04/15/23	[1]	50,000	50,041
Matthews International Corp.
5.25%	12/01/25	[2]	6,000	6,030
United Technologies Corp.
(LIBOR USD 3-Month plus 0.65%)
2.55%	08/16/21	[1]	75,000	75,010

				555,811

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology — 0.94%
Analog Devices, Inc.
2.85%	03/12/20		$40,000	$40,057
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		55,000	55,003
Broadcom, Inc.
3.13%	04/15/21	[2]	125,000	126,549
NXP BV/NXP Funding LLC (Netherlands)
4.13%	06/01/21	[2,3]	150,000	153,846
SS&C Technologies, Inc.
5.50%	09/30/27	[2]	11,000	11,763

				387,218

Insurance — 0.07%
Allstate Corp. (The)
(LIBOR USD 3-Month plus 0.43%)
2.39%	03/29/21	[1]	30,000	30,078

Materials — 0.37%
Georgia-Pacific LLC
5.40%	11/01/20	[2]	50,000	51,336
International Flavors & Fragrances, Inc.
3.40%	09/25/20		100,000	100,980

				152,316

Real Estate Investment Trust (REIT) — 3.35%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		90,000	90,750
Boston Properties LP
4.13%	05/15/21		150,000	153,029
Camden Property Trust
2.95%	12/15/22		55,000	56,227
CubeSmart LP
4.80%	07/15/22		75,000	79,170
Essex Portfolio LP
3.63%	08/15/22		100,000	103,494
5.20%	03/15/21		50,000	51,488
GLP Capital LP/GLP Financing II, Inc.
4.38%	04/15/21		85,000	86,897
5.38%	11/01/23		85,000	92,806
Healthcare Realty Trust, Inc.
3.75%	04/15/23		150,000	154,974
Kimco Realty Corp.
3.40%	11/01/22		100,000	103,364
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
4.50%	01/15/28		6,000	6,272
National Retail Properties, Inc.
3.80%	10/15/22		75,000	77,939

December 2019 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Reckson Operating Partnership LP
7.75%	03/15/20		$63,000	$63,698
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
2.88%	08/16/21	[1]	100,000	100,021
WEA Finance LLC
3.15%	04/05/22	[2]	50,000	51,131
Welltower, Inc.
3.75%	03/15/23		100,000	104,415

				1,375,675

Retail — 0.28%
Alimentation Couche-Tard, Inc. (Canada)
2.70%	07/26/22	[2,3]	30,000	30,339
Dollar Tree, Inc.
(LIBOR USD 3-Month plus 0.70%)
2.70%	04/17/20	[1]	55,000	55,011
Rite Aid Corp.
6.13%	04/01/23	[2]	32,000	29,520

				114,870

Services — 0.34%
Global Payments, Inc.
3.80%	04/01/21		100,000	101,990
IHS Markit Ltd. (Bermuda)
5.00%	11/01/22	[2,3]	35,000	37,354

				139,344

Transportation — 1.20%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		173,813	181,283
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
2.86%	06/01/21	[1,2]	100,000	100,456
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		28,081	28,503
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		13,369	13,713
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		88,229	96,051
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		22,849	23,763

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		$45,047	$50,104

				493,873

Total Corporates (Cost $12,392,068)				12,512,319

MORTGAGE-BACKED — 26.90%**
Non-Agency Commercial
Mortgage-Backed — 6.60%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[2]	50,000	54,856
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[2]	70,000	72,311
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9,
Class D
5.07%	09/11/42	[4]	100,000	101,016
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class AAB
2.61%	09/10/45		75,385	75,875
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class AAB
2.69%	04/10/46		80,795	81,391
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB
2.98%	04/10/48		90,000	91,686
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.62%	07/10/38	[4]	7,739	7,791
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.70%	10/15/45	[4]	331,993	13,185
Commercial Mortgage Trust, Series 2013-CR11, Class ASB
3.66%	08/10/50		16,211	16,627
Commercial Mortgage Trust, Series 2013-CR13, Class XA (IO)
0.77%	11/10/46	[4]	539,301	14,152
Commercial Mortgage Trust, Series 2013-CR7, Class XA (IO)
1.20%	03/10/46	[4]	1,505,923	47,691
Commercial Mortgage Trust, Series 2013-LC6, Class XB (IO)
0.34%	01/10/46	[2,4]	1,750,000	19,420
Commercial Mortgage Trust, Series 2015-CR25, Class XA (IO)
0.84%	08/10/48	[4]	2,680,345	103,151

6 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
DBRR Trust, Series 2011-LC2, Class A4A
4.54%	07/12/44	[2,4]	$359,556	$366,775
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3
5.00%	11/10/46	[2]	53,246	54,044
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A
5.40%	12/13/28	[2]	41,742	43,055
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.33%	08/10/43	[2,4]	11,136,028	45,163
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[2]	5,589	5,620
GS Mortgage Securities Trust, Series 2011-GC3, Class X (IO)
0.66%	03/10/44	[2,4]	9,826,851	44,680
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4
3.38%	05/10/45		72,764	73,805
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class XA (IO)
0.76%	01/15/47	[4]	1,729,461	44,440
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA (IO)
1.00%	08/15/47	[4]	196,262	7,045
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class ASB
3.29%	01/15/48		82,408	84,410
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3
4.17%	08/15/46		25,893	26,604
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class ASB
3.14%	05/15/45		89,759	90,945
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.12%	01/15/46	[4]	9,454,656	38,510
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.26%	04/15/46	[4]	3,388,298	118,482
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class XA (IO)
1.08%	01/15/49	[4,5,6]	958,415	36,071
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL (IO)
0.68%	09/15/39	[2,4]	533,968	4,081

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%	10/15/46		$42,637	$43,809
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class ASB
3.56%	11/15/46		20,550	21,043
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class XA (IO)
1.00%	02/15/47	[4]	1,993,971	54,132
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class ASB
3.48%	08/15/47		136,218	140,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class ASB
3.33%	12/15/47		79,974	82,085
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XA (IO)
0.90%	03/15/48	[4]	1,407,714	50,343
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class ASB
3.32%	10/15/48		80,000	82,644
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A
2.20%	09/13/31	[2]	60,000	59,878
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1
1.64%	05/15/48		64,841	64,685
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A1
1.35%	10/10/48		169,617	168,687
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XB (IO)
0.20%	08/10/49	[2,4,5,6]	3,000,000	18,180
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA (IO)
0.78%	02/15/44	[2,4]	1,706,105	10,348
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3
4.00%	03/15/44	[2]	3,367	3,368
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.71%	11/15/44	[2,4]	5,870,175	130,987

				2,713,227

Non-Agency Mortgage-Backed — 8.40%
Aames Mortgage Investment Trust, Series 2005-4, Class M2
(LIBOR USD 1-Month plus 0.74%)
2.53%	10/25/35	[1]	110,322	110,466

December 2019 / 7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust, Series 2005-J4, Class M2
(LIBOR USD 1-Month plus 0.64%)
2.43%	07/25/35	[1]	$176,935	$176,851
Alternative Loan Trust, Series 2007-22, Class 2A16
6.50%	09/25/37		232,321	153,081
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M2
(LIBOR USD 1-Month plus 0.71%)
2.50%	05/25/35	[1]	6,800	6,809
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A1
2.99%	07/26/49	[2,4]	136,577	137,087
Asset-Backed Funding Certificates, Series 2006-OPT1, Class A2
(LIBOR USD 1-Month plus 0.14%)
1.93%	09/25/36	[1]	23,256	22,938
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
2.34%	07/20/36	[1]	38,861	39,026
Banc of America Funding Trust, Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
1.94%	05/26/36	[1,2]	92,427	90,636
Banc of America Funding Trust, Series 2015-R7, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus 0.92%)
2.68%	09/26/46	[1,2]	146,295	147,011
Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2
(LIBOR USD 1-Month plus 0.28%)
2.07%	01/25/37	[1]	16,087	16,066
CIM Trust, Series 2019-R1, Class A
3.25%	10/25/58	[2,4]	152,990	154,300
CIT Mortgage Loan Trust, Series 2007-1,
Class 1A
(LIBOR USD 1-Month plus 1.35%)
3.14%	10/25/37	[1,2]	74,598	75,412
Countrywide Asset-Backed Certificates Trust, Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
2.69%	10/25/47	[1]	99,825	97,842

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.39%	05/25/35	[1]	$66,391	$58,286
Credit Suisse Mortgage Capital Trust, Series 2016-2R, Class 2A1
3.00%	07/25/37	[2]	103,956	103,535
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP-reset date 02/25/20)
3.95%	01/25/33		11,228	11,475
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
(LIBOR USD 1-Month plus 1.02%)
2.81%	11/25/33	[1]	15,079	14,971
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
(LIBOR USD 1-Month plus 0.74%)
2.50%	07/19/44	[1]	4,037	4,130
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.27%	03/25/36	[1]	115,576	110,556
GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
4.16%	04/19/36	[4]	101,234	94,759
HarborView Mortgage Loan Trust, Series 2005-4, Class 2A
4.55%	07/19/35	[4]	1,304	1,195
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.34%)
2.10%	06/20/35	[1]	103,826	103,793
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4 (LIBOR USD 1-Month plus 0.30%)
2.09%	12/25/35	[1]	45,287	45,053
HSI Asset Securitization Corp. Trust, Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.95%	05/25/37	[1]	133,503	130,016
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
(LIBOR USD 1-Month plus 0.86%)
2.65%	08/25/34	[1]	8,529	8,074
IndyMac Index Mortgage Loan Trust, Series 2006-AR4, Class A1A
(LIBOR USD 1-Month plus 0.21%)
2.00%	05/25/46	[1]	126,339	119,076

8 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2007, Class AR1
3.63%	06/25/37	[4]	$81,608	$67,931
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
1.95%	06/25/36	[1]	7,676	7,659
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1 (STEP-reset date 02/25/20)
4.00%	01/25/59	[2]	154,102	155,970
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
(LIBOR USD 1-Month plus 0.56%)
2.35%	10/25/34	[1]	100,360	95,884
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-3, Class APT
(LIBOR USD 1-Month plus 0.29%)
2.08%	07/25/35	[1]	81,222	81,445
Option One Mortgage Loan Trust, Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.23%	11/25/35	[1]	87,532	87,825
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
2.01%	01/25/36	[1]	172,242	170,790
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW3, Class M1
(LIBOR USD 1-Month plus 0.48%)
2.27%	08/25/35	[1]	150,297	150,093
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1
Residential Asset Mortgage Products Trust, Series 2005-RZ3, Class M3
(LIBOR USD 1-Month plus 0.55%)
2.34%	09/25/35	[1]	100,000	100,266
Residential Asset Securities Corp., Series 2006-KS7, Class A4
(LIBOR USD 1-Month plus 0.24%)
2.03%	09/25/36	[1]	149,631	149,132
Soundview Home Loan Trust, Series 2006-2, Class M1
(LIBOR USD 1-Month plus 0.33%)
2.12%	03/25/36	[1]	32,917	32,899
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1
(LIBOR USD 1-Month plus 0.23%)
2.02%	02/25/36	[1]	87,447	80,998

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Terwin NIMs Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[2,5,6]	$2,589,065	$39,989
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Federal Reserve US 12-Month Cumulative Average plus 1.40%)
3.64%	06/25/42	[1]	3,048	3,037
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2AB2
(LIBOR USD 1-Month plus 0.84%)
2.63%	07/25/45	[1]	150,750	148,335
Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.45%)
2.24%	10/25/35	[1]	34,080	34,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
4.79%	09/25/33	[4]	15,279	15,284

				3,454,310

U.S. Agency Commercial
Mortgage-Backed — 10.09%
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[4]	9,091	9,109
Fannie Mae-Aces, Series 2015-M4, Class X2 (IO)
0.39%	07/25/22	[4]	11,778,382	79,426
Fannie Mae-Aces, Series 2016-M5, Class A1
2.07%	04/25/26		235,438	235,118
Fannie Mae-Aces, Series 2019-M24, Class A1
2.38%	03/25/29		199,924	200,010
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, Class X1 (IO)
0.22%	04/25/23	[4]	8,078,098	53,935
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class X1 (IO)
0.30%	07/25/23	[4]	4,212,677	40,735
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K036, Class X1 (IO)
0.74%	10/25/23	[4]	5,439,364	135,243

December 2019 / 9

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K044, Class X1 (IO)
0.74%	01/25/25	[4]	$1,455,514	$44,444
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class X1 (IO)
0.66%	11/25/25	[4]	928,270	30,363
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K054, Class X1 (IO)
1.17%	01/25/26	[4]	736,046	45,010
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K057, Class X1 (IO)
1.19%	07/25/26	[4]	988,169	63,264
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K093, Class XAM (IO)
1.19%	05/25/29	[4]	330,000	33,230
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K730, Class A1
3.45%	09/25/24		239,230	246,451
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K732, Class X3 (IO)
2.17%	05/25/46	[4]	250,000	26,710
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K734, Class X1 (IO)
0.65%	02/25/26	[4]	2,798,372	96,914
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KAIV, Class X2 (IO)
3.61%	06/25/41	[4]	250,000	11,793
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1 (IO)
0.69%	12/25/22	[4]	11,236,839	104,825
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF04, Class A
(LIBOR USD 1-Month plus 0.31%)
2.01%	06/25/21	[1]	19,955	19,945
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
(LIBOR USD 1-Month plus 0.35%)
2.05%	09/25/21	[1]	115,219	115,153

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF14, Class A
(LIBOR USD 1-Month plus 0.65%)
2.35%	01/25/23	[1]	$273,190	$273,291
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF17, Class A
(LIBOR USD 1-Month plus 0.55%)
2.25%	03/25/23	[1]	119,787	119,803
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF22, Class A
(LIBOR USD 1-Month plus 0.50%)
2.20%	07/25/23	[1]	82,629	82,586
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ03, Class A1
1.67%	01/25/21		185,327	184,799
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ14, Class A1
2.20%	11/25/23		194,509	195,212
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ16, Class A1
1.97%	04/25/22		33,833	33,864
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ17, Class A1
2.40%	10/25/24		90,090	91,299
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ20, Class A1
3.21%	10/25/24		74,538	77,191
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ24, Class A1
2.28%	05/25/26		140,591	140,772
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ25, Class A1
2.15%	11/25/24		95,268	94,896
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ26, Class A1
2.14%	07/25/25		224,335	223,597
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS05, Class A
(LIBOR USD 1-Month plus 0.50%)
2.20%	01/25/23	[1]	105,844	105,797

10 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)
0.65%	09/25/25	[4]	$3,000,000	$100,985
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT1
2.80%	04/25/46	[4]	147,332	148,522
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT2
2.84%	12/25/47	[4]	74,175	74,956
FRESB Mortgage Trust, Series 2015-SB3, Class A3
(LIBOR USD 1-Month plus 0.55%)
2.25%	01/25/43	[1]	56,238	56,311
FRESB Mortgage Trust, Series 2016-SB17, Class A5F
1.86%	06/25/21	[4]	105,593	105,235
FRESB Mortgage Trust, Series 2016-SB20,
Class A5F
1.74%	07/25/21	[4]	78,179	78,040
Ginnie Mae, Series 2008-92, Class E
5.56%	03/16/44	[4]	354,775	363,653
Ginnie Mae, Series 2010-140, Class IO (IO)
0.00%	10/16/43	[4]	2,284,619	7,863

				4,150,350

U.S. Agency Mortgage-Backed — 1.81%
Fannie Mae Pool 468764
4.16%	07/01/21		100,000	102,844
Fannie Mae Pool 469911
3.50%	12/01/21		126,507	129,114
Fannie Mae Pool 802665
(LIBOR USD 6-Month plus 1.74%)
3.74%	12/01/34	[1]	690	701
Fannie Mae Pool AE0800
3.79%	12/01/20		34,678	35,150
Fannie Mae Pool AL0851
6.00%	10/01/40		3,612	4,144
Fannie Mae Pool AM1619
2.34%	12/01/22		61,337	61,684
Fannie Mae Pool AM4580
3.43%	10/01/23		105,919	110,828
Fannie Mae Pool AN2059
1.64%	07/01/21		83,532	83,119
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
(-2.00 X LIBOR USD 1-Month plus 16.00%, 7.50% Cap)
7.50%	11/25/23	[1]	21,138	1,976

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2003-11,
Class FA
(LIBOR USD 1-Month plus 1.00%)
2.79%	09/25/32	[1]	$6,922	$7,070
Fannie Mae REMICS, Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
2.19%	10/25/40	[1]	6,336	6,333
Fannie Mae REMICS, Series 2019-67, Class FE
(LIBOR USD 1-Month plus 0.45%)
2.24%	11/25/49	[1]	172,072	171,520
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		54	55
Freddie Mac REMICS, Series 2684, Class F
(LIBOR USD 1-Month plus 0.90%)
2.64%	01/15/33	[1]	6,811	6,900
Freddie Mac Strips, Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
2.24%	06/15/42	[1]	22,586	22,513

				743,951

Total Mortgage-Backed (Cost $11,316,283)				11,061,838

U.S. TREASURY SECURITIES — 2.23%
U.S. Treasury Notes — 2.23%
1.75%	07/31/21	[1]	700,000	700,107
1.63%	12/15/22		215,000	215,227

				915,334

Total U.S. Treasury Securities (Cost $914,832)				915,334

Total Bonds – 67.99%
(Cost $28,096,655)				27,959,528

Issues			Shares	Value
MUTUAL FUNDS — 7.28%
Mutual Funds — 7.28% iShares Core S&P 500 ETF			3,845	1,242,858
SPDR S&P 500 ETF Trust[7]			5,439	1,750,597

				2,993,455

Total Mutual Funds (Cost $2,790,415)

December 2019 / 11

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 24.01%

Commercial paper — 0.14%
Ford Motor Credit Co. LLC
3.20%[8]	10/08/20		$60,000	$58,708

Foreign Government Obligations — 2.69%
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[8]	01/27/20	[3]	120,000,000	1,104,422

Money Market Funds — 4.02%
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[9]			20,030	20,030
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[9]			1,634,000	1,634,000

				1,654,030

U.S. Agency Discount Notes — 2.91%
Federal Home Loan Bank
1.58%[8]	01/23/20		1,200,000	1,198,950

U.S. Treasury Bills — 14.25%
U.S. Treasury Bills
1.54%[8]	02/13/20		630,000	628,910
1.54%[8]	02/20/20		1,200,000	1,197,513
1.55%[8,10]	03/19/20		1,542,000	1,537,130
1.56%[8]	02/18/20		1,500,000	1,497,092
2.00%[8]	01/16/20		1,000,000	999,458

				5,860,103

Total Short-Term Investments (Cost $9,876,604)				9,876,213

Total Investments – 99.28%
(Cost $40,763,674)				40,829,196

Cash and Other Assets, Less Liabilities – 0.72%				295,975

Net Assets – 100.00%				$41,125,171

[1]	Floating rate security. The rate disclosed was in effect at December 31, 2019.

[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[6]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $94,240, which is 0.23% of total net assets.

[7]

SPDR S&P 500 ETF Trust (the “S&P 500 ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The S&P 500 ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the S&P 500 ETF is referred to as a “Unit”. The S&P 500 ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. You can access the financial statements of this ETF by going to its homepage at (https:// us.spdrs.com/en/etf/spdr-sp-500-etf-SPY).

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of December 31, 2019.

[10]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,537,112.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized loan obligation

(ETF): Exchange-traded fund

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(SPDR): Standard and Poor’s Depositary Receipts

(STEP): Step coupon bond

(USD): U.S. dollar

12 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 1,113,446	JPY 120,000,000	Bank of America N.A.	01/27/20	$7,581

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
S&P 500 Emini Index	235	03/20/20	$37,946,625	$1,279,098	$1,279,098

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

December 2019 / 13

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities

Assets

Short-Term Investments:

Commercial paper	$—	$58,708	$—	$58,708

Foreign Government Obligations	—	1,104,422	—	1,104,422

Money Market Funds	1,654,030	—	—	1,654,030

U.S. Agency Discount Notes	—	1,198,950	—	1,198,950

U.S. Treasury Bills	5,860,103	—	—	5,860,103
Long-Term Investments:

Asset-Backed Securities	—	3,470,037	—	3,470,037

Corporates	—	12,512,319	—	12,512,319

Mortgage-Backed	—	10,967,598	94,240	11,061,838

Mutual Funds	2,993,455	—	—	2,993,455

U.S. Treasury Securities	915,334	—	—	915,334

Other Financial Instruments *

Assets:

Equity contracts	1,279,098	—	—	1,279,098

Foreign currency exchange contracts	—	7,581	—	7,581

Total	$12,702,020	$29,319,615	$94,240	$42,115,875

* Other financial instruments include foreign currency exchange contracts and futures. Equity contracts include futures.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

14 / December 2019

AlphaTrak 500 Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2019	$6,804	$130,732
Accrued discounts/premiums	(1)	(7,417)
Realized (loss)	(4)	(1,307)
Change in unrealized appreciation/ (depreciation)*	26	(12,221)
Purchases	—	—
Sales	(6,825)	(15,547)
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of December 31, 2019	$—	$94,240

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(12,884) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities - Commercial Mortgage-Backed	$54,251	Third-party Vendor	Vendor Prices	$0.61 - $3.76		$2.71

Mortgage-Backed Securities-Non Agency	$39,989	Third-party Vendor	Vendor Prices	1.54		1.54

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Advisor monitors the third-party brokers and vendors using the valuation process.

December 2019 / 15